UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2005
Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	MBF Capital Management, Inc.
Address:	100 Shoreline Highway, Suite A190
		Mill Valley, CA 94941

Form 13F File Number:	028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark B. Friedman
Title:	President
Phone:	415-289-3939

Signature, Place and Date of Signing:

/s/ Mark B. Friedman 	Mill Valley, CA		April 28, 2005
Mark B. Friedman

Report Type (Check only one.):

X  	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		54

Form 13F Information Table Value Total:		$114,468 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                 TITLE        CUSIP          VALUE                     INV     OTHER  VOTING   AUTH
NAME OF ISSUER                   OF CLASS                    (X1000)       SHARES       DISC    MNGR  SOLE     SHARED  NONE

3COM CORP                          COM       885535104          1,075     302,000SH     SOLE         302,000
AFC ENTERPRISES INC.               COM       00104Q107          1,228      48,125SH     SOLE          48,125
ANGEION CORPORATION                COM       03462H404            105      42,166SH     SOLE          42,166
ARRAY BIOPHARMA INC.               COM       04269X105            269      38,339SH     SOLE          38,339
AVIGEN INC.                        COM       053690103            903     323,700SH     SOLE         323,700
AXONYX INC                         COM       05461R101            318     258,700SH     SOLE         258,700
BEA SYSTEMS INC.                   COM        73325102          1,355     170,000SH     SOLE         170,000
CPI AEROSTRUCTURES INC         COM NEW       125919308          1,003     101,300SH     SOLE         101,300
CELLEGY PHARMACEUTICALS            COM       15115L103            225     138,725SH     SOLE         138,725
CHIPMOS TECHNOLOGIES BERMUDA LTD.  SHS       G2110R106          3,310     515,500SH     SOLE         515,500
CHORDIANT SOFTWARE, INC.           COM       170404107            124      74,100SH     SOLE          74,100
CHURCHILL DOWNS INC.               COM       171484108          8,307     209,833SH     SOLE         209,833
COLLAGENEX PHARMACEUTICALS INC.    COM       19419B100          2,031     434,954SH     SOLE         434,954
CORNING INC.                       COM       219350105          2,337     210,000SH     SOLE         210,000
CRITICAL PATH INC.             COM NEW       22674V506            144     200,625SH     SOLE         200,625
CURAGEN CORP.                      COM       23126R101            667     160,282SH     SOLE         160,282
CYPRESS SEMICONDUCTOR CORP         COM       232806109          1,890     150,000SH     SOLE         150,000
DHB INDUSTRIES INC.                COM       23321E103            239      27,200SH     SOLE          27,200
DOV PHARMACEUTICAL INC.            COM       259858108            438      32,000SH     SOLE          32,000
DEVON ENERGY CORP.                 COM       25179M103          3,820      80,000SH     SOLE          80,000
DIALOG SEMICONDUCTOR     SPONSORED ADR       25250P108            907     362,600SH     SOLE         362,600
DOW CHEMICAL CO.                   COM       260543103          2,841      57,000SH     SOLE          57,000
EP MEDSYSTEMS INC.                 COM       26881P103            901     302,400SH     SOLE         302,400
ENTERASYS NETWORKS INC.            COM       293637104            290     206,800SH     SOLE         206,800
EXELIXIS INC.                      COM       30161Q104            991     146,200SH     SOLE         146,200
FINISH LINE INC.                  CL A       317923100          6,682     288,634SH     SOLE         288,634
GENESCO INC.                       COM       371532102          7,514     264,400SH     SOLE         264,400
INFOCUS CORP                       COM       45665B106          1,802     313,934SH     SOLE         313,934
IVAX CORP                          COM       465823102          4,251     215,000SH     SOLE         215,000
K-SWISS INC.                      CL A       482686102          4,680     141,700SH     SOLE         141,700
LIBERTY MEDIA                COM SER A       530718105            647      62,400SH     SOLE          62,400
MI DEVELOPMENTS INC       CL A SUB VTG       55304X104          3,572     112,500SH     SOLE         112,500
MAGNA ENT CORP.                   CL A       559211107         1,1059   1,801,100SH     SOLE       1,801,100
MICRO THERAPEUTICS INC.            COM       59500W100            714     185,100SH     SOLE         185,100
MICRON TECHNOLOGY INC.             COM       595112103          1,551     150,000SH     SOLE         150,000
MICROSOFT CORP.                    COM       594918104            367      15,200SH     SOLE          15,200
NATIONAL SEMICONDUCTOR CORP        COM       637640103          2,061     100,000SH     SOLE         100,000
NEWMONT MINING CORP HOLDING CO.    COM       651639106          4,310     102,000SH     SOLE         102,000
NORTH AM. SCIENTIFIC INC.          COM       65715D100            525     143,374SH     SOLE         143,374
NOVELL INC.                        COM       670006105          1,073     180,000SH     SOLE         180,000
PENWEST PHARM.                     COM       709754105          2,093     169,300SH     SOLE         169,300
PRECISION DRILLING CORP.           COM       74022D100          1,493      20,000SH     SOLE          20,000
PEP BOYS MANNY MOE & JACK          COM       713278109          2,832     161,100SH     SOLE         161,100
PERICOM SEMICONDUCTOR CORP.        COM       713831105            771      90,000SH     SOLE          90,000
SEQUENOM INC.                      COM       817337108             68      65,200SH     SOLE          65,200
SHOE CARNIVAL INC.                 COM       824889109          4,007     228,981SH     SOLE         228,981
SKECHERS USA INC.                 CL A       830566105          3,554     229,600SH     SOLE         229,600
SOTHEBYS HOLDINGS INC.            CL A       835898107          3,053     180,000SH     SOLE         180,000
STRATUS PROPERTIES INC.        COM NEW       863167201          1,060      66,264SH     SOLE          66,264
TRIPATH TECHNOLOGY INC             COM       89672P104             12      12,995SH     SOLE          12,995
ULTIMATE ELECTRONICS INC.          COM       903849107             43     147,093SH     SOLE         147,093
VISUAL NETWORKS INC.               COM       928444108             71      23,500SH     SOLE          23,500
WESTLAKE CHEMICAL CORP             COM       960413102          3,300     102,000SH     SOLE         102,000
XM SATELLITE RADIO HLDGS INC.     CL A       983759101          5,585     177,300SH     SOLE         177,300








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